Note 4 - Equity - Restricted Stock Activity (Details) - Restricted Stock [Member]	12 Months Ended
Mar. 31, 2025 $ / shares shares
Balance, unvested restricted stock units, shares (in shares) | shares	1,604
Balance, unvested restricted stock units, weighted average grant date fair value (in dollars per share) | $ / shares	$ 76
Granted, unvested restricted stock units, shares (in shares) | shares	0
Granted, unvested restricted stock units, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Vested restricted stock units, shares (in shares) | shares	(1,604)
Vested restricted stock units, weighted average grant date fair value (in dollars per share) | $ / shares	$ 76
Balance, unvested restricted stock units, shares (in shares) | shares	0
Balance, unvested restricted stock units, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0